Summary of Significant Accounting Policies (Details) - Schedule of consolidated statement of operations - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Condensed Income Statements, Captions [Line Items]
Revenues	$ 34,609	$ 25,263	$ 52,852	$ 37,166
Gross profit	$ 10,432	$ 4,388	$ 11,299	9,094
As Previously reported [Member]
Condensed Income Statements, Captions [Line Items]
Revenues				38,211
Cost of revenues				29,117
Gross profit				9,094
Revision adjustments [Member]
Condensed Income Statements, Captions [Line Items]
Revenues				(1,045)
Cost of revenues				(1,045)
Gross profit
As revised [Member]
Condensed Income Statements, Captions [Line Items]
Revenues				37,166
Cost of revenues				28,072
Gross profit				$ 9,094